CECL (Details 7) - CHF (SFr) SFr in Millions	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	SFr 277,834		SFr 282,740
Total	277,907	SFr 279,548	282,821
Past due more than 90 days and still accruing	0		0
Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	274,328		280,409
Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	3,579		2,412
Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	1,641		557
Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	129		167
Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	203		134
Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	1,606		1,554
Corporate and institutional
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Total	117,459		116,155
Corporate and institutional | Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	115,191		115,014
Corporate and institutional | Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	2,268		1,141
Corporate and institutional | Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	1,166		248
Corporate and institutional | Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	100		24
Corporate and institutional | Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	109		13
Corporate and institutional | Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	893		856
Corporate and institutional | Real estate
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Total	26,705		27,805
Corporate and institutional | Real estate | Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	26,414		27,628
Corporate and institutional | Real estate | Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	291		177
Corporate and institutional | Real estate | Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	64		6
Corporate and institutional | Real estate | Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	11		4
Corporate and institutional | Real estate | Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	0		0
Corporate and institutional | Real estate | Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	216		167
Corporate and institutional | Commercial and industrial loans
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Total	65,133		66,147
Corporate and institutional | Commercial and industrial loans | Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	63,783		65,327
Corporate and institutional | Commercial and industrial loans | Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	1,350		820
Corporate and institutional | Commercial and industrial loans | Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	584		166
Corporate and institutional | Commercial and industrial loans | Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	56		13
Corporate and institutional | Commercial and industrial loans | Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	99		12
Corporate and institutional | Commercial and industrial loans | Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	611		629
Corporate and institutional | Financial institutions
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Total	23,783		20,916
Corporate and institutional | Financial institutions | Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	23,237		20,807
Corporate and institutional | Financial institutions | Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	546		109
Corporate and institutional | Financial institutions | Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	448		60
Corporate and institutional | Financial institutions | Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	33		7
Corporate and institutional | Financial institutions | Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	10		1
Corporate and institutional | Financial institutions | Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	55		41
Corporate and institutional | Governments and public institutions
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Total	1,838		1,287
Corporate and institutional | Governments and public institutions | Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	1,757		1,252
Corporate and institutional | Governments and public institutions | Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	81		35
Corporate and institutional | Governments and public institutions | Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	70		16
Corporate and institutional | Governments and public institutions | Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	0		0
Corporate and institutional | Governments and public institutions | Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	0		0
Corporate and institutional | Governments and public institutions | Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	11		19
Consumer
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Total	160,448		166,666
Consumer | Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	159,137		165,395
Consumer | Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	1,311		1,271
Consumer | Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	475		309
Consumer | Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	29		143
Consumer | Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	94		121
Consumer | Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	713		698
Consumer | Mortgages
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Total	109,483		110,533
Consumer | Mortgages | Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	108,879		109,877
Consumer | Mortgages | Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	604		656
Consumer | Mortgages | Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	150		123
Consumer | Mortgages | Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	15		73
Consumer | Mortgages | Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	17		61
Consumer | Mortgages | Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	422		399
Consumer | Loans collateralized by securities
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Total	45,658		51,253
Consumer | Loans collateralized by securities | Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	45,488		51,069
Consumer | Loans collateralized by securities | Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	170		184
Consumer | Loans collateralized by securities | Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	5		42
Consumer | Loans collateralized by securities | Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	0		0
Consumer | Loans collateralized by securities | Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	24		0
Consumer | Loans collateralized by securities | Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	141		142
Consumer | Consumer finance
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Total	5,307		4,880
Consumer | Consumer finance | Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	4,770		4,449
Consumer | Consumer finance | Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	537		431
Consumer | Consumer finance | Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	320		144
Consumer | Consumer finance | Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	14		70
Consumer | Consumer finance | Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	53		60
Consumer | Consumer finance | Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	150		157
Bank
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	286,265		291,411
Total	286,338		291,492
Bank | Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	282,770		289,092
Bank | Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	3,568		2,400
Bank | Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	1,641		557
Bank | Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	129		167
Bank | Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	203		134
Bank | Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	1,595		1,542
Bank | Corporate and institutional
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Total	117,448		116,143
Bank | Corporate and institutional | Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	115,191		115,014
Bank | Corporate and institutional | Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	2,257		1,129
Bank | Corporate and institutional | Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	1,166		248
Bank | Corporate and institutional | Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	100		24
Bank | Corporate and institutional | Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	109		13
Bank | Corporate and institutional | Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	882		844
Bank | Corporate and institutional | Real estate
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Total	26,705		27,805
Bank | Corporate and institutional | Real estate | Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	26,414		27,628
Bank | Corporate and institutional | Real estate | Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	291		177
Bank | Corporate and institutional | Real estate | Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	64		6
Bank | Corporate and institutional | Real estate | Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	11		4
Bank | Corporate and institutional | Real estate | Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	0		0
Bank | Corporate and institutional | Real estate | Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	216		167
Bank | Corporate and institutional | Commercial and industrial loans
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Total	65,122		66,135
Bank | Corporate and institutional | Commercial and industrial loans | Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	63,783		65,327
Bank | Corporate and institutional | Commercial and industrial loans | Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	1,339		808
Bank | Corporate and institutional | Commercial and industrial loans | Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	584		166
Bank | Corporate and institutional | Commercial and industrial loans | Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	56		13
Bank | Corporate and institutional | Commercial and industrial loans | Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	99		12
Bank | Corporate and institutional | Commercial and industrial loans | Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	600		617
Bank | Corporate and institutional | Financial institutions
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Total	23,783		20,916
Bank | Corporate and institutional | Financial institutions | Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	23,237		20,807
Bank | Corporate and institutional | Financial institutions | Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	546		109
Bank | Corporate and institutional | Financial institutions | Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	448		60
Bank | Corporate and institutional | Financial institutions | Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	33		7
Bank | Corporate and institutional | Financial institutions | Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	10		1
Bank | Corporate and institutional | Financial institutions | Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	55		41
Bank | Corporate and institutional | Governments and public institutions
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Total	1,838		1,287
Bank | Corporate and institutional | Governments and public institutions | Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	1,757		1,252
Bank | Corporate and institutional | Governments and public institutions | Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	81		35
Bank | Corporate and institutional | Governments and public institutions | Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	70		16
Bank | Corporate and institutional | Governments and public institutions | Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	0		0
Bank | Corporate and institutional | Governments and public institutions | Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	0		0
Bank | Corporate and institutional | Governments and public institutions | Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	11		19
Bank | Consumer
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Total	160,448		166,666
Bank | Consumer | Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	159,137		165,395
Bank | Consumer | Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	1,311		1,271
Bank | Consumer | Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	475		309
Bank | Consumer | Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	29		143
Bank | Consumer | Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	94		121
Bank | Consumer | Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	713		698
Bank | Consumer | Mortgages
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Total	109,483		110,533
Bank | Consumer | Mortgages | Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	108,879		109,877
Bank | Consumer | Mortgages | Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	604		656
Bank | Consumer | Mortgages | Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	150		123
Bank | Consumer | Mortgages | Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	15		73
Bank | Consumer | Mortgages | Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	17		61
Bank | Consumer | Mortgages | Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	422		399
Bank | Consumer | Loans collateralized by securities
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Total	45,658		51,253
Bank | Consumer | Loans collateralized by securities | Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	45,488		51,069
Bank | Consumer | Loans collateralized by securities | Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	170		184
Bank | Consumer | Loans collateralized by securities | Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	5		42
Bank | Consumer | Loans collateralized by securities | Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	0		0
Bank | Consumer | Loans collateralized by securities | Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	24		0
Bank | Consumer | Loans collateralized by securities | Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	141		142
Bank | Consumer | Consumer finance
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Total	5,307		4,880
Bank | Consumer | Consumer finance | Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	4,770		4,449
Bank | Consumer | Consumer finance | Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	537		431
Bank | Consumer | Consumer finance | Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	320		144
Bank | Consumer | Consumer finance | Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	14		70
Bank | Consumer | Consumer finance | Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	53		60
Bank | Consumer | Consumer finance | Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	150		157
Bank | Total loans to third parties
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Total	277,896		282,809
Bank | Total loans to third parties | Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	274,328		280,409
Bank | Total loans to third parties | Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	3,568		2,400
Bank | Total loans to third parties | Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	1,641		557
Bank | Total loans to third parties | Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	129		167
Bank | Total loans to third parties | Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	203		134
Bank | Total loans to third parties | Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	1,595		1,542
Bank | Total loans to entities under common control
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Total	8,442		8,683
Bank | Total loans to entities under common control | Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	8,442		8,683
Bank | Total loans to entities under common control | Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	0		0
Bank | Total loans to entities under common control | Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	0		0
Bank | Total loans to entities under common control | Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	0		0
Bank | Total loans to entities under common control | Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	0		0
Bank | Total loans to entities under common control | Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	SFr 0		SFr 0